Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 250,321	$ 48,374	$ 324,311	$ 137,468
Adjustments to reconcile net income to net cash provided by continuing operations:
Stock-based compensation	10,792	16,560	16,560	131,888
Depreciation and amortization	78,859	53,993	74,085	66,363
Bad debt expense	2,182	4,049	14,927	4,729
Amortization of debt discount	9,021	21,126	28,220	19,121
Amortization of right of use asset - operating lease		16,982	16,982	33,682
Change in derivative liability	65,508	25,148	813	(94,404)
Gain on insurance claim	(264,514)
Gain on sale of property	(63,195)
Gain on fixed assets				(4,849)
Changes in operating assets and liabilities:
Accounts receivable	(38,115)	28,036	33,890	(61,859)
Other receivable, related party	20,872	(5,427)	(37,198)	26,047
Inventory	103,497	160,005	(176,018)	6,849
Prepaid expenses and other assets	(50,127)	13,051	(77,368)	15,374
Accounts payable	(86,888)	28,348	66,098	(33,612)
Accounts payable - related party	(1,201)	(17,658)	(16,457)	17,658
Accrued expenses	(31,282)	160,185	(21,197)	56,698
Income tax payable		19,712	74,650	10,271
Right of use operating lease liability		(17,814)	(17,814)	(32,850)
Deferred tax liability		4,455	(20,228)	17,542
Net cash provided by operating activities	5,730	559,125	284,256	316,116
Cash flows from investing activities:
Purchase of property and equipment	(3,164,338)	(1,729,585)	(2,295,639)	(317,369)
Proceeds from insurance	374,930
Proceeds from sale of property	344,462
Net cash used in investing activities	(2,444,946)	(1,729,585)	(2,295,639)	(317,369)
Cash flows from financing activities:
Repayments on notes payable	(45,892)	(90,110)	(115,110)	(78,850)
Proceeds from note payable	2,455,750	1,708,311	2,237,531	147,279
Net cash provided by financing activities	2,409,858	1,618,201	2,122,421	68,429
Net change in cash	(29,358)	447,741	111,038	67,176
Cash at beginning of period	412,449	301,411	301,411	234,235
Cash at end of period	383,091	749,152	412,449	301,411
Supplemental disclosure of cash flow information:
Cash paid for interest	237,820	30,009	30,009	32,975
Cash paid for taxes			11,000
Non-cash investing and financing activities:
Capitalized loan costs	$ 12,226	$ 7,056	9,425	9,400
Acquisition of Innovative Impression, Inc.				143,637
Non-cash addition to note payable				$ 1,490